                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2004
                                               -------------------


Check here if Amendment [  x  ]; Amendment Number  2
This Amendment (Check only one.):       [ ] is a restatement.
                                        [x] adds new holdings entries.

THIS FILING LISTS ONE SECURITY HOLDING WHICH WAS NOT REPORTED ON THE AMENDMENT FILED ON MAY 19, 2005, TO THE FORM 13 FILED ON DECEMBER 31, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 16, 2005.

THIS FILING ALSO LISTS FOUR (4) SECURITIES REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2005.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:
   /s/ James E. Buck II                         Greenwich, Connecticut                    July 12, 2005
------------------------------------            ----------------------                    -------------
             [Signature]                             [City, State]                            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                   5
                                                 -------------

Form 13F Information Table Value Total:          $   30,226
                                                 -------------
                                                   (thousands)




List of Other Included Managers:

None

---------------------------------------------------------------------------------------------------------------------------
                                                                         FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              COLUMN 1                  COLUMN 2       COLUMN 3     COLUMN 4             COLUMN 5                COLUMN 6
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                        TITLE OF                     VALUE     SHRS OR PRN    SH/     PUT/     INVESTMENT
           NAME OF ISSUER                CLASS           CUSIP      (X1000)      AMOUNT       PRN     CALL     DISCRETION
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1.     INFONET SERVICES CORPORATION       COM            040228108       3,769        80,700    SH                 Sole

---------------------------------------------------------------------------------------------------------------------------
2.     CAESARS ENTMT INC                  COM            127687101      10,348       513,800    SH                 Sole
---------------------------------------------------------------------------------------------------------------------------
3.     PATINA OIL & GAS CORP COM          COM            703224105      13,200       352,000    SH                 Sole
---------------------------------------------------------------------------------------------------------------------------
4.     PENNROCK FINL SVCS CORP            COM            708352109         493        12,659    SH                 Sole
---------------------------------------------------------------------------------------------------------------------------
5.     VISX INC (DELAWARE) USD.01 CO      COM            92844S105       2,416        93,400    SH                 Sole
---------------------------------------------------------------------------------------------------------------------------
                                                                        30,226
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
              COLUMN 1                    COLUMN 7                COLUMN 8
---------------------------------------------------------------------------------------
                                                              VOTING AUTHORITY
---------------------------------------------------------------------------------------
                                           OTHER
           NAME OF ISSUER                MANAGERS       SOLE      SHARED      NONE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
1.     INFONET SERVICES CORPORATION                        80,700         0          0
                                                    0
---------------------------------------------------------------------------------------
2.     CAESARS ENTMT INC                                  513,800         0          0
---------------------------------------------------------------------------------------
3.     PATINA OIL & GAS CORP COM                          352,000         0          0
---------------------------------------------------------------------------------------
4.     PENNROCK FINL SVCS CORP                             12,659         0          0
---------------------------------------------------------------------------------------
5.     VISX INC (DELAWARE) USD.01 CO                       93,400         0          0
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------